Condensed Consolidated Statement of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Share To Be Issued [Member]	Accumulated Deficit [Member]	Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2017	$ 121,000	$ 120,000	$ (153,000)	$ 2,075,000	$ (1,977,000)		$ 186,000
Balance, shares at Dec. 31, 2017	121,058,863	119,529,803
Issuance of common shares previously reflected as shares to be issued		$ 4,000	2,071,000	(2,075,000)
Issuance of common shares previously reflected as shares to be issued shares		4,389,721
Shares issued for cash		$ 400	248,600				249,000
Shares issued for cash, shares		415,000
Fair value of shares issued for services		$ 100	66,900				67,000
Fair value of shares issued for services, shares		112,184
Fair value of shares issued to settle advances from related party		$ 1,300	798,700				800,000
Fair value of shares issued to settle advances from related party, shares		1,333,333
Fair value of shares issued under severance agreement		$ 200	131,800				132,000
Fair value of shares issued under severance agreement, shares		220,000
Effect of reverse merger transactions
Effect of reverse merger transactions, shares		325,751
Foreign currency translation income						36,000	36,000
Net loss					(1,225,000)		(1,225,000)
Balance at Mar. 31, 2018	$ 121,000	$ 126,000	$ 3,164,000		$ (3,202,000)	$ 36,000	$ 245,000
Balance, shares at Mar. 31, 2018	121,058,863	126,325,792